Segment and Customer Information (Tables)	12 Months Ended
Aug. 26, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following is a summary of geographical information:

	2017		2016	2015	2014
	From July 7, 2017 through August 26, 2017	From August 28, 2016 through July 6, 2017	52-weeks ended	35-weeks ended	52-weeks ended
			August 27, 2016	August 29, 2015	December 27, 2014
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Revenues from external customers
North America	$52,373	$316,776	$399,922	$234,564	$398,321
International	3,961	23,061	27,936	18,334	31,537
Total	$56,334	$339,837	$427,858	$252,898	$429,858

Long lived assets
North America	$2,073	$1,759	$2,226	$2,481	$2,172
International	32	34	47	69	50
Total	$2,105	$1,793	$2,273	$2,550	$2,222

Schedules of Concentration of Risk, by Risk Factor
Credit risk for the Company was concentrated in the following customer who comprised more than 10% of the Company’s total sales for the successor period from July 7, 2017 through August 26, 2017, the predecessor period from August 28, 2016 through July 6, 2017, the 52-week period ending August 27, 2016, the 35-week period ending August 29, 2015, and 52-week period ending December 27, 2014:

	2017		2016	2015	2014
	From July 7, 2017 through August 26, 2017	From August 28, 2016 through July 6, 2017	52-weeks ended	35-weeks ended	52-weeks ended
			August 27, 2016	August 29, 2015	December 27, 2014
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Customer 1	42%	46%	41%	38%	40%

At August 26, 2017 and August 27, 2016, the Company had a single significant customer that accounted for the following amounts of the Company’s accounts receivable:

	August 26, 2017		August 27, 2016
	(Successor)		(Predecessor)
Customer 1	$14,886	34%	$14,884	34%